Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BALANCED CAPITAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Document Creation Date	dei_DocumentCreationDate	May 16, 2019